Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of earnings per share	The following table presents the calculation of basic earnings per share (in thousands, except share and per share amounts):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Numerator:
Profit applicable to DoubleDown Interactive Co., Ltd.	$21,842	$33,083	$45,688	$63,407
Weighted average shares outstanding - basic	2,477,672	2,477,672	2,477,672	2,477,672
Basic earnings per share	$8.82	$13.35	$18.44	$25.59